Transactions with Related Parties and Affiliates (Details) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 04, 2016	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to related parties			$ 8,680,000	$ 1,880,000
Amount outstanding			411,292,000	433,389,000
Direct vessel expenses			4,043,000	761,000	$ 0
Management fees			56,504,000	50,359,000	36,173,000
General and administrative expenses			7,931,000	7,839,000	6,305,000
Time charter revenues			223,676,000	227,356,000	198,159,000
Outstanding balance			194,569,000	153,349,000
Available amount of loan facility			$ 60,000,000
May 2015 Credit Facility
Related Party Transaction [Line Items]
Credit facility		$ 60,000,000
Interest rate description			LIBOR plus 3,00%
Interest rate percentage		3.00%
Final maturity date			Jan. 02, 2017
Outstanding balance			$ 0
Available amount of loan facility			60,000,000
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses			6,205,000	6,089,000	4,366,000
Navios Holdings | Due to related party
Related Party Transaction [Line Items]
Due to related parties			8,680,000	1,880,000
Other receivables			1,763,000	275,000
Payables for drydock and special survey expenses			5,714,000	2,155,000
Management fees			$ 1,203,000
Navios Apollon
Related Party Transaction [Line Items]
Vessel Year Built			2000
Vessel type			Ultra-Handymax
Time charter revenues			$ 4,281,000	4,768,000	4,625,000
Navios Prosperity
Related Party Transaction [Line Items]
Vessel Year Built			2007
Vessel type			Panamax
Time charter revenues			$ 771,000	4,317,000	4,401,000
Navios Libra
Related Party Transaction [Line Items]
Vessel Year Built			1995
Vessel type			Panamax
Time charter revenues			$ 4,346,000	4,034,000	4,471,000
Navios Felicity
Related Party Transaction [Line Items]
Vessel Year Built			1997
Vessel type			Panamax
Time charter revenues			$ 3,987,000	4,383,000	2,848,000
Navios Aldebaran
Related Party Transaction [Line Items]
Vessel Year Built			2008
Vessel type			Panamax
Time charter revenues			$ 640,000	4,036,000	2,293,000
Navios Hope
Related Party Transaction [Line Items]
Vessel Year Built			2005
Vessel type			Panamax
Time charter revenues			$ 3,139,000	3,395,000	1,874,000
Navios Pollux
Related Party Transaction [Line Items]
Vessel Year Built			2009
Vessel type			Capesize
Time charter revenues			$ 3,315,000	2,496,000	1,509,000
Navios Gemini
Related Party Transaction [Line Items]
Vessel Year Built			1994
Vessel type			Panamax
Time charter revenues			$ 1,903,000	0	0
Navios Hyperion
Related Party Transaction [Line Items]
Vessel Year Built			2004
Vessel type			Panamax
Time charter revenues			$ 2,115,000	0	0
Navios Soleil
Related Party Transaction [Line Items]
Vessel Year Built			2009
Vessel type			Ultra-Handymax
Time charter revenues			$ 1,892,000	0	0
Navios Harmony
Related Party Transaction [Line Items]
Vessel Year Built			2006
Vessel type			Panamax
Time charter revenues			$ 2,905,000	0	0
Navios Orbiter
Related Party Transaction [Line Items]
Vessel Year Built			2004
Vessel type			Panamax
Time charter revenues			$ 2,571,000	0	0
Navios Fantastiks
Related Party Transaction [Line Items]
Vessel Year Built			2005
Vessel type			Capesize
Time charter revenues			$ 2,569,000	0	0
Navios Alegria
Related Party Transaction [Line Items]
Vessel Year Built			2004
Vessel type			Panamax
Time charter revenues			$ 2,203,000	0	0
Navios Sun
Related Party Transaction [Line Items]
Vessel Year Built			2005
Vessel type			Panamax
Time charter revenues			$ 2,172,000	$ 0	0
Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee			4,000		4,650
Ultra-Handymax Vessels | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee	$ 4,100
Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee			4,100		4,550
Panamax Vessels | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee	4,200
Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee			5,100		$ 5,650
Capesize Vessels | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee	5,250
Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee			6,500
Container Vessels of TEU 6,800 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee	6,700
Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee			7,200
Container Vessels of more than TEU 8,000 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee	7,400
Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee			$ 8,500
Container Vessels of more than TEU 13,000 | Subsequent Event
Related Party Transaction [Line Items]
Daily management fee	$ 8,750
Charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Lease term			2 years
Date of agreement			Feb. 28, 2012
Charter hire agreement | Navios Prosperity
Related Party Transaction [Line Items]
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			May 31, 2012
Charter hire agreement | Navios Libra
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			3 years
Date of agreement			Sep. 30, 2012
Charter hire agreement | Navios Felicity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			May 31, 2013
Charter hire agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Charter hire daily rate			$ 11,000
Lease term			6 months
Date of agreement			May 31, 2013
Charter hire agreement | Navios Hope
Related Party Transaction [Line Items]
Charter hire daily rate			$ 10,000
Lease term			1 year
Date of agreement			Jul. 31, 2013
Charter hire agreement | Navios Pollux
Related Party Transaction [Line Items]
Lease term			1 month
Date of agreement			Jul. 31, 2013
Charter hire agreement | Navios Gemini
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 7,600
Lease term			9 months
Date of agreement			Mar. 31, 2015
Charter hire agreement | Navios Hyperion
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			10 months
Date of agreement			Apr. 30, 2015
Charter hire agreement | Navios Soleil
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			10 months
Date of agreement			Apr. 30, 2015
Charter hire agreement | Navios Harmony
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			12 months
Date of agreement			Apr. 30, 2015
Charter hire agreement | Navios Orbiter
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			12 months
Date of agreement			Apr. 30, 2015
Charter hire agreement | Navios Fantastiks
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,500
Lease term			10 months
Date of agreement			Apr. 30, 2015
Charter hire agreement | Navios Alegria
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			12 months
Date of agreement			Apr. 30, 2015
Charter hire agreement | Navios Sun
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			10 months
Date of agreement			Apr. 30, 2015
First year charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Charter hire daily rate			$ 12,500
Second year charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Charter hire daily rate			$ 13,500
Extended charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 13,500
Lease term			6 months
Date of agreement			Jan. 31, 2014
Extended charter hire agreement | Navios Prosperity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Lease term			1 year
Date of agreement			Apr. 30, 2014
Extended charter hire agreement | Navios Libra
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Extended charter hire agreement | Navios Felicity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Extended charter hire agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 11,000
Date of agreement			Dec. 31, 2013
Extended charter hire agreement | Navios Hope
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 10,000
Lease term			6 months
Date of agreement			Dec. 31, 2013
Extended charter hire agreement | Navios Pollux
Related Party Transaction [Line Items]
Charter hire daily rate			$ 21,300
Lease term			3 months
Date of agreement			Aug. 31, 2014
Further extended charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,500
Lease term			1 year
Date of agreement			Oct. 31, 2014
Further extended charter hire agreement | Navios Hope
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 10,000
Lease term			1 year
Date of agreement			Jan. 31, 2015
Further extended charter hire agreement | Navios Pollux
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 11,400
Lease term			12 months
Date of agreement			Feb. 28, 2015
Further extended charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,500
Lease term			1 year
Date of agreement			Apr. 30, 2015
Further extended charter hire agreement | Navios Aldebaran | Minimum
Related Party Transaction [Line Items]
Lease term			6 months
Further extended charter hire agreement | Navios Aldebaran | Maximum
Related Party Transaction [Line Items]
Lease term			9 months
Novation agreement | Navios Prosperity
Related Party Transaction [Line Items]
Date of agreement			Feb. 11, 2015
Novation agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Date of agreement			Feb. 11, 2015
First $1.50 profits above the base rate | Charter hire agreement | Navios Felicity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			100.00%
First $1.50 profits above the base rate | Extended charter hire agreement | Navios Prosperity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			100.00%
First $2.50 profits above the base rate | Extended charter hire agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			100.00%